Income tax (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current income tax
Income tax charge for the year	$ (89,168,362)	$ (104,404,714)	$ (91,182,975)
Variation between provision and tax return	31,534,302	6,504,375	(1,872,919)
Deferred income tax
Related to the net variation in temporary differences	(42,546,361)	(9,256,644)	41,669,375
Income tax	$ (100,180,421)	$ (107,156,983)	$ (51,386,519)